STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF RESTRICTED STOCK AWARDS ACTIVITY

The activity for restricted stock awards under the Company’s incentive plans was as follows for the three and nine months ended September 30, 2023 and 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2021	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at June 30, 2022
Granted		$
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at September 30, 2022	-	$-	-

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2023	-	$-	-

Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	$0.01	-

Acquired concurrent with the Titan Merger (unvested)	3,600,000	$0.01	2.62
Granted	-	$-	-
Shares vested	600,000	$0.01	-
Forfeitures	-	$-	-
Nonvested at June 30, 2023	3,000,000	$0.01	1.95
Vested (and unreleased) at June 30, 2023	2,005,000	$0.01	-

Granted	-	-	-
Shares vested	-	-	-
Forfeitures and cancelations	(4,705,000)	$-	-
Vested and released	(300,000)
Total outstanding at September 30, 2023	-	$-	-